Summary of Liquidated Damages (Details) - USD ($)		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Registration Rights Damages			$ 3,764,956	$ 3,127,756
Public Information Failure Damages			4,655,445	3,936,645
Accrued interest			1,147,690	1,016,113
Liquidated damages payable		$ 10,932,094	9,568,091	8,080,514
Twelve Percentage Convertible Debt [Member]
Registration Rights Damages
Public Information Failure Damages			905,490	893,190
Accrued interest			134,466	132,888
Liquidated damages payable			1,039,956	1,026,078
MDB Common Stock to Be Issued [Member]
Registration Rights Damages	[1]		15,001	15,001
Public Information Failure Damages	[1]
Accrued interest	[1]
Liquidated damages payable	[1]		15,001	15,001
Series H Preferred Stock [Member]
Registration Rights Damages			1,163,955	1,163,955
Public Information Failure Damages			1,163,955	1,163,955
Accrued interest			481,017	481,017
Liquidated damages payable			2,808,927	2,808,927
Series l Preferred Stock [Member]
Registration Rights Damages			1,386,000	1,108,800
Public Information Failure Damages			1,386,000	1,039,500
Accrued interest			332,185	262,193
Liquidated damages payable			3,104,185	2,410,493
Series J Preferred Stock [Member]
Registration Rights Damages			1,200,000	840,000
Public Information Failure Damages			1,200,000	840,000
Accrued interest			200,022	140,015
Liquidated damages payable			$ 2,600,022	$ 1,820,015

[1]	Consists of shares of common stock issuable to MDB Capital Group, LLC (“MDB”).